Leases - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases
Operating Lease, Cost	¥ 94,929
Short-term Lease, Cost	¥ 34,255
Weighted average remaining lease terms of the right-of-use assets	4 years 4 months 13 days
Weighted average incremental borrowing rate	5.36%